CORRECTION OF ERROR IN PREVIOUSLY ISSUED FINANCIAL STATEMENTS - Summary impacts of the adjustments on previously reported consolidated statements of operations (Details) - USD ($)		3 Months Ended	12 Months Ended
	Jul. 28, 2022	Dec. 31, 2021	Dec. 31, 2022	Dec. 31, 2021
CORRECTION OF ERROR IN PREVIOUSLY ISSUED FINANCIAL STATEMENTS
Revenues, Net			$ 84,873,992	$ 63,192,506
Cost of Goods Sold (Exclusive of Depreciation and Amortization Shown Separately Below)			64,162,019	47,393,399
Gross Profit			20,711,973	15,799,107
Operating Expenses:
General and Administrative			45,574,365	33,780,783
Sales and Marketing			3,427,338	3,530,529
Professional Fees			9,951,482	9,078,289
Depreciation and Amortization			12,301,466	4,767,396
Impairment Expense - Investments		$ 817,875		817,875
Impairment Expense - Goodwill			5,850,772
Total Operating Expenses			77,105,423	51,974,872
Loss from Operations			(56,393,450)	(36,175,765)
Other Expense (Income):
Interest Expense			7,608,490	2,736,875
Interest Income			(56,468)	(64,837)
Loss on Equity Method Investments	$ (745,072)		2,006,639	1,089,047
Loss (Gain) on Change in Fair Value of Derivative Liabilities			29,863	(825,000)
(Gain) on Change in Fair Value of Contingent Liabilities and Shares Payable			(28,868,949)	(4,031,634)
Loss on Disposition of Subsidiary				6,090,337
Loss on Extinguishment of Debt			489,647
Other (Income) Expense, Net			(252,822)	117,216
Total Other (Income) Expense, Net			(19,043,600)	5,112,004
Loss from Operations Before Provision for Income Tax Expense			(37,349,850)	(41,287,769)
Provision for Income Tax Expense			(4,385,154)	2,012,737
Net Loss			(32,964,696)	(43,300,506)
Net Loss Attributable to Non-Controlling Interest			(61,675)	(197,774)
Net Loss Attributable to the Company			$ (32,903,021)	$ (43,102,732)
Loss Per Share - Basic and Diluted
Loss Per Share - Basic			$ (0.83)	$ (1.11)
Loss Earnings Per Share - Diluted			$ (0.83)	$ (1.11)
Weighted-Average Shares Outstanding - Basic and Diluted
Weighted-Average Shares Outstanding - Basic			64,182,436	40,280,639
Weighted-Average Shares Outstanding - Diluted			64,182,436	40,280,639
Previously Reported
CORRECTION OF ERROR IN PREVIOUSLY ISSUED FINANCIAL STATEMENTS
Revenues, Net			$ 90,891,087	$ 69,446,852
Cost of Goods Sold (Exclusive of Depreciation and Amortization Shown Separately Below)			69,352,692	53,427,461
Gross Profit			21,538,395	16,019,391
Operating Expenses:
General and Administrative			45,756,572	33,780,783
Sales and Marketing			3,427,338	3,530,529
Professional Fees			9,951,482	9,078,289
Depreciation and Amortization			12,301,466	4,767,396
Impairment Expense - Investments				817,875
Total Operating Expenses			71,436,858	51,974,872
Loss from Operations			(49,898,463)	(35,955,481)
Other Expense (Income):
Interest Expense			7,608,490	2,736,875
Interest Income			(56,468)	(64,837)
Loss on Equity Method Investments			2,006,639	1,089,047
Loss (Gain) on Change in Fair Value of Derivative Liabilities			29,863	(825,000)
(Gain) on Change in Fair Value of Contingent Liabilities and Shares Payable			(28,868,949)	(4,031,634)
Loss on Disposition of Subsidiary				6,090,337
Loss on Extinguishment of Debt			489,647
Other (Income) Expense, Net			(252,822)	117,216
Total Other (Income) Expense, Net			(19,043,600)	5,112,004
Loss from Operations Before Provision for Income Tax Expense			(30,854,863)	(41,067,485)
Provision for Income Tax Expense			4,741,704	3,298,101
Net Loss			(35,596,567)	(44,365,586)
Net Loss Attributable to Non-Controlling Interest			(61,675)	(197,774)
Net Loss Attributable to the Company			$ (35,534,892)	$ (44,167,812)
Loss Per Share - Basic and Diluted
Loss Per Share - Basic			$ (0.87)	$ (1.14)
Weighted-Average Shares Outstanding - Basic and Diluted
Weighted-Average Shares Outstanding - Basic			64,182,436	40,280,639
Adjustment
CORRECTION OF ERROR IN PREVIOUSLY ISSUED FINANCIAL STATEMENTS
Revenues, Net			$ (6,017,095)	$ (6,254,346)
Cost of Goods Sold (Exclusive of Depreciation and Amortization Shown Separately Below)			(5,190,673)	(6,034,062)
Gross Profit			(826,422)	(220,284)
Operating Expenses:
General and Administrative			(182,207)
Impairment Expense - Goodwill			5,850,772
Total Operating Expenses			5,668,565
Loss from Operations			(6,494,987)	(220,284)
Other Expense (Income):
Loss from Operations Before Provision for Income Tax Expense			(6,494,987)	(220,284)
Provision for Income Tax Expense			(9,126,858)	(1,285,364)
Net Loss			2,631,871	1,065,080
Net Loss Attributable to the Company			$ 2,631,871	$ 1,065,080